Quarterly Holdings Report
for
Fidelity Freedom® 2050 Fund
June 30, 2025
F50-NPRT1-0825
1.833437.119
Bond Funds - 6.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,141,761	8,802,975
Fidelity Series Emerging Markets Debt Fund (b)	12,064,105	97,719,250
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,206,964	30,818,928
Fidelity Series Floating Rate High Income Fund (b)	2,019,392	17,891,811
Fidelity Series High Income Fund (b)	11,723,447	103,166,332
Fidelity Series International Credit Fund (b)	598,170	5,060,514
Fidelity Series International Developed Markets Bond Index Fund (b)	20,039,840	174,747,409
Fidelity Series Investment Grade Bond Fund (b)	587,220	5,930,919
Fidelity Series Long-Term Treasury Bond Index Fund (b)	159,435,875	857,765,008
Fidelity Series Real Estate Income Fund (b)	1,826,723	18,303,762
TOTAL BOND FUNDS (Cost $1,560,054,752)		1,320,206,908

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	30,748,291	407,414,851
Fidelity Series Blue Chip Growth Fund (b)	54,405,204	1,124,555,569
Fidelity Series Commodity Strategy Fund (b)	391,746	35,601,893
Fidelity Series Growth Company Fund (b)	80,541,684	2,019,985,424
Fidelity Series Intrinsic Opportunities Fund (b)	25,258,049	277,838,543
Fidelity Series Large Cap Stock Fund (b)	76,533,449	1,981,451,006
Fidelity Series Large Cap Value Index Fund (b)	34,507,528	595,254,851
Fidelity Series Opportunistic Insights Fund (b)	44,577,985	1,205,834,487
Fidelity Series Small Cap Core Fund (b)	5,181,433	60,415,511
Fidelity Series Small Cap Discovery Fund (b)	16,509,105	178,793,603
Fidelity Series Small Cap Opportunities Fund (b)	27,096,215	395,875,706
Fidelity Series Stock Selector Large Cap Value Fund (b)	93,828,079	1,328,605,597
Fidelity Series Value Discovery Fund (b)	74,670,576	1,207,423,213
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,438,634,568)		10,819,050,254

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	32,483,715	597,375,515
Fidelity Series Emerging Markets Fund (b)	49,318,262	503,539,455
Fidelity Series Emerging Markets Opportunities Fund (b)	94,084,743	2,015,295,186
Fidelity Series International Growth Fund (b)	78,484,744	1,557,922,172
Fidelity Series International Small Cap Fund (b)	13,351,529	264,894,342
Fidelity Series International Value Fund (b)	101,978,913	1,557,217,999
Fidelity Series Overseas Fund (b)	95,961,734	1,554,580,093
Fidelity Series Select International Small Cap Fund (b)	1,175,155	15,653,067
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,799,472,447)		8,066,477,829

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	10,690,000	10,678,798
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	8,950,000	8,933,532
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	18,380,000	18,331,091
US Treasury Bills 0% 7/3/2025 (d)	4.18	1,760,000	1,759,590
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	17,160,000	17,100,412
US Treasury Bills 0% 8/28/2025 (d)	4.28	4,730,000	4,697,041
US Treasury Bills 0% 9/25/2025 (d)	4.23 to 4.26	390,000	386,096
US Treasury Bills 0% 9/4/2025 (d)	4.27	60,000	59,539
TOTAL U.S. TREASURY OBLIGATIONS (Cost $61,945,968)			61,946,099

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $32,827,470)	4.32	32,820,906	32,827,470

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,892,935,205)	20,300,508,560
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,679,132)
NET ASSETS - 100.0%	20,293,829,428

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,996	Sep 2025	267,633,660	2,290,270	2,290,270
ICE MSCI Emerging Markets Index Contracts (United States)	1,801	Sep 2025	111,076,675	2,055,410	2,055,410

TOTAL EQUITY CONTRACTS					4,345,680

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	2,301	Sep 2025	257,963,672	5,561,606	5,561,606
CBOT US Treasury Long Bond Contracts (United States)	4,494	Sep 2025	518,214,375	20,712,271	20,712,271

TOTAL INTEREST RATE CONTRACTS					26,273,877

TOTAL PURCHASED					30,619,557

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	1,351	Sep 2025	422,440,813	(14,935,244)	(14,935,244)

TOTAL FUTURES CONTRACTS					15,684,313
The notional amount of futures purchased as a percentage of Net Assets is 5.7%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $61,946,099.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,979,616	123,622,694	165,774,840	384,079	-	-	32,827,470	32,820,906	0.1%
Total	74,979,616	123,622,694	165,774,840	384,079	-	-	32,827,470

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,769,856	182,347	104,152	33,974	(1,175)	(43,901)	8,802,975	1,141,761
Fidelity Series All-Sector Equity Fund	337,610,832	23,262,021	4,908,923	-	498,026	50,952,895	407,414,851	30,748,291
Fidelity Series Blue Chip Growth Fund	983,156,336	13,134,334	66,054,842	-	2,736,435	191,583,306	1,124,555,569	54,405,204
Fidelity Series Canada Fund	519,334,666	8,839,496	8,249,875	-	1,364,318	76,086,910	597,375,515	32,483,715
Fidelity Series Commodity Strategy Fund	36,656,053	492,475	392,849	-	(7,420)	(1,146,366)	35,601,893	391,746
Fidelity Series Emerging Markets Debt Fund	94,433,046	2,777,548	1,047,936	1,421,207	524	1,556,068	97,719,250	12,064,105
Fidelity Series Emerging Markets Debt Local Currency Fund	28,604,528	344,107	304,270	-	9,418	2,165,145	30,818,928	3,206,964
Fidelity Series Emerging Markets Fund	444,170,954	16,119,767	8,636,063	-	236,950	51,647,847	503,539,455	49,318,262
Fidelity Series Emerging Markets Opportunities Fund	1,777,754,720	50,740,219	28,257,475	-	2,190,153	212,867,569	2,015,295,186	94,084,743
Fidelity Series Floating Rate High Income Fund	17,441,966	603,346	194,012	356,064	(1,821)	42,332	17,891,811	2,019,392
Fidelity Series Growth Company Fund	1,791,336,909	23,110,115	137,017,235	-	3,192,148	339,363,487	2,019,985,424	80,541,684
Fidelity Series High Income Fund	98,364,837	2,974,585	1,074,963	1,643,784	9,606	2,892,267	103,166,332	11,723,447
Fidelity Series International Credit Fund	4,988,617	63,026	32,988	63,027	(228)	42,087	5,060,514	598,170
Fidelity Series International Developed Markets Bond Index Fund	164,494,498	9,901,009	1,751,218	802,963	3	2,103,117	174,747,409	20,039,840
Fidelity Series International Growth Fund	1,359,239,160	55,837,404	14,031,178	-	3,826,007	153,050,779	1,557,922,172	78,484,744
Fidelity Series International Small Cap Fund	238,819,473	971,620	17,503,271	-	1,427,656	41,178,864	264,894,342	13,351,529
Fidelity Series International Value Fund	1,435,187,290	18,145,078	69,661,385	-	12,191,997	161,355,019	1,557,217,999	101,978,913
Fidelity Series Intrinsic Opportunities Fund	258,556,391	5,022,369	2,696,045	-	(107,004)	17,062,832	277,838,543	25,258,049
Fidelity Series Investment Grade Bond Fund	4,219,800	12,062,986	10,565,403	88,206	99,563	113,973	5,930,919	587,220
Fidelity Series Large Cap Stock Fund	1,765,367,753	29,522,981	83,328,282	-	9,746,382	260,142,172	1,981,451,006	76,533,449
Fidelity Series Large Cap Value Index Fund	539,623,073	39,587,653	5,260,385	-	1,179,617	20,124,893	595,254,851	34,507,528
Fidelity Series Long-Term Treasury Bond Index Fund	792,950,181	100,311,163	16,403,521	7,474,918	(4,105,338)	(14,987,477)	857,765,008	159,435,875
Fidelity Series Opportunistic Insights Fund	1,064,922,805	14,597,176	61,811,257	-	5,549,907	182,575,856	1,205,834,487	44,577,985
Fidelity Series Overseas Fund	1,366,898,755	23,839,939	14,058,762	-	3,070,048	174,830,113	1,554,580,093	95,961,734
Fidelity Series Real Estate Income Fund	17,913,378	512,927	196,765	265,646	1,871	72,351	18,303,762	1,826,723
Fidelity Series Select International Small Cap Fund	3,304,080	10,533,572	94,321	-	3,033	1,906,703	15,653,067	1,175,155
Fidelity Series Small Cap Core Fund	53,460,460	3,123,728	401,377	-	(4,015)	4,236,715	60,415,511	5,181,433
Fidelity Series Small Cap Discovery Fund	163,981,221	7,183,834	1,805,766	3,011,310	(17,202)	9,451,516	178,793,603	16,509,105
Fidelity Series Small Cap Opportunities Fund	362,042,774	10,322,546	10,917,513	-	44,980	34,382,919	395,875,706	27,096,215
Fidelity Series Stock Selector Large Cap Value Fund	1,199,581,641	91,583,406	12,933,232	-	1,461,229	48,912,553	1,328,605,597	93,828,079
Fidelity Series Value Discovery Fund	1,106,508,829	77,013,798	10,844,606	-	2,281,956	32,463,236	1,207,423,213	74,670,576
	18,039,694,882	652,716,575	590,539,870	15,161,099	46,877,624	2,056,985,780	20,205,734,991

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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